UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07729

Hansberger International Series

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of March 31, 2012 (Unaudited)

HIS International Value Fund

Shares	Description	Value (†)
Common Stocks – 95.9% of Net Assets

	Australia – 2.8%
7,789	Commonwealth Bank of Australia	$404,195
20,835	Westpac Banking Corp.	472,929

		877,124

	Brazil – 5.5%
22,838	Banco Bradesco S.A., Sponsored Preference ADR	399,665
21,205	Cia Energetica de Minas Gerais, Sponsored Preference ADR	504,255
36,850	Gafisa S.A., ADR	173,932
12,856	Petroleo Brasileiro S.A., Sponsored Preference ADR	328,599
14,333	Vale S.A., Sponsored Preference ADR	325,216

		1,731,667

	Canada – 6.6%
10,283	Bank of Nova Scotia	576,083
5,007	Canadian National Railway Co.	397,706
6,681	Potash Corp. of Saskatchewan, Inc.	305,255
13,994	Suncor Energy, Inc.	457,604
10,150	Teck Resources Ltd., Class B	361,949

		2,098,597

	China – 9.4%
563,710	China Construction Bank Corp., Class H	435,807
188,000	China Overseas Land & Investment Ltd.	356,021
97,500	China Shenhua Energy Co. Ltd., Class H	411,776
770,320	China State Construction International Holdings Ltd., Class H	714,466
291,000	China ZhengTong Auto Services Holdings Ltd.(b)	289,411
46,500	Ping An Insurance (Group) Co. of China Ltd., Class H	352,348
88,600	Weichai Power Co. Ltd., Class H	413,141

		2,972,970

	France – 6.4%
15,053	ArcelorMittal	288,165
9,113	BNP Paribas	433,507
10,286	Faurecia	277,541
8,982	GDF Suez	232,171
5,440	Sanofi	422,098
7,332	Total S.A.	374,515

		2,027,997

	Germany – 5.2%
4,154	Adidas AG(b)	324,596
5,453	Bayer AG, (Registered)	383,503
7,596	SAP AG	530,548
4,172	Siemens AG, (Registered)	420,721

		1,659,368

	Hong Kong – 1.4%
63,400	Chow Tai Fook Jewellery Group Ltd.(b)	100,257

Shares	Description	Value (†)
Common Stocks – continued

	Hong Kong – continued
35,000	Wing Hang Bank Ltd.	$348,468

		448,725

	India – 2.3%
11,216	ICICI Bank Ltd., Sponsored ADR	391,102
6,021	Infosys Ltd., Sponsored ADR	343,378

		734,480

	Italy – 1.3%
17,620	ENI SpA	412,927

	Japan – 15.4%
37,000	Asahi Glass Co. Ltd.	317,187
11,400	Astellas Pharma, Inc.	469,555
63,000	Bank of Yokohama (The) Ltd.	316,810
11,300	Canon, Inc.	540,548
3,400	FANUC Corp.	608,992
18,900	Mitsui & Co. Ltd.	311,931
2,200	Nintendo Co. Ltd.	334,147
9,700	Shin-Etsu Chemical Co. Ltd.	564,441
24,200	Sumitomo Corp.	351,787
111,000	Sumitomo Mitsui Trust Holdings, Inc.	357,481
17,600	THK Co. Ltd.	360,536
7,600	Toyota Motor Corp.	330,692

		4,864,107

	Korea – 2.8%
9,144	KB Financial Group, Inc.	335,300
498	Samsung Electronics Co. Ltd.	561,771

		897,071

	Norway – 1.3%
15,258	Subsea 7 S.A.(b)	404,119

	Russia – 3.9%
23,807	Gazprom, Sponsored ADR	294,493
5,201	LUKOIL, Sponsored ADR	316,221
14,221	MMC Norilsk Nickel, ADR	260,244
107,137	Sberbank	348,612

		1,219,570

	Singapore – 1.4%
38,600	DBS Group Holdings Ltd.	436,159

	South Africa – 1.6%
28,222	MTN Group Ltd.	497,647

	Sweden – 1.1%
24,360	Sandvik AB	351,505

	Switzerland – 8.0%
21,870	ABB Ltd., (Registered)(b)	447,582
5,412	Cie Financiere Richemont S.A., Class A	339,226
9,957	Credit Suisse Group AG, (Registered)(b)	283,791

Shares	Description	Value (†)
Common Stocks – continued

	Switzerland – continued
11,711	Nestle S.A., (Registered)	$736,816
5,712	Novartis AG, (Registered)	316,203
2,289	Roche Holding AG	398,355

		2,521,973

	Taiwan – 2.4%
16,000	HTC Corp.	326,714
151,893	Taiwan Semiconductor Manufacturing Co. Ltd.	436,689

		763,403

	United Kingdom – 17.1%
133,224	Barclays PLC	502,049
14,984	BHP Billiton PLC	459,217
72,963	BP PLC	543,376
30,318	Eurasian Natural Resources Corp. PLC	287,982
50,744	Evraz PLC(b)	299,905
12,643	GlaxoSmithKline PLC	282,645
32,597	HSBC Holdings PLC	288,502
52,241	ICAP PLC	328,319
28,795	Prudential PLC	345,034
13,255	Standard Chartered PLC	330,999
76,392	Tesco PLC	403,198
24,914	Unilever PLC	821,974
186,585	Vodafone Group PLC	514,666

		5,407,866

	Total Common Stocks (Identified Cost $27,862,788)	30,327,275

Preferred Stocks – 2.1%

	Germany – 2.1%
5,082	Henkel AG & Co. KGaA	372,427
1,767	Volkswagen AG	310,750

		683,177

	Total Preferred Stocks (Identified Cost $467,951)	683,177

Principal Amount
Short-Term Investments – 1.3%
$411,344	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/30/2012 at 0.000% to be repurchased at $411,344 on 4/02/2012 collateralized by $350,000 Federal Home Loan Mortgage Corp., 4.875% due 6/13/2018 valued at $423,500 including accrued interest(c) (Identified Cost $411,344)	411,344

Total Investments – 99.3% (Identified Cost $28,742,083)(a)	$31,421,796
Other assets less liabilities – 0.7%	206,855

Net Assets – 100.0%	$31,628,651

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid quotations may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. At March 31, 2012, approximately 80% of the market value of investments was fair valued pursuant to procedures approved by the Board of Trustees.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2012, the net unrealized appreciation on investments based on a cost of $28,742,083 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$4,306,592
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,626,879)

Net unrealized appreciation	$2,679,713

At December 31, 2011, the Fund had a short-term capital loss carryforward of $25,397,706 which expires on December 31, 2017. At December 31, 2011, late year ordinary and post-October capital loss deferrals were $982,134. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2012, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$877,124	$—	$877,124
China	—	2,972,970	—	2,972,970
France	—	2,027,997	—	2,027,997
Germany	—	1,659,368	—	1,659,368
Hong Kong	100,257	348,468	—	448,725
Italy	—	412,927	—	412,927
Japan	—	4,864,107	—	4,864,107
Korea	—	897,071	—	897,071
Norway	—	404,119	—	404,119
Russia	870,958	348,612	—	1,219,570
Singapore	—	436,159	—	436,159
South Africa	—	497,647	—	497,647
Sweden	—	351,505	—	351,505
Switzerland	—	2,521,973	—	2,521,973
Taiwan	—	763,403	—	763,403
United Kingdom	299,905	5,107,961	—	5,407,866
All Other Common Stocks*	4,564,744	—	—	4,564,744

Total Common Stocks	5,835,864	24,491,411	—	30,327,275

Preferred Stocks*	—	683,177	—	683,177
Short-Term Investments	—	411,344	—	411,344

Total	$5,835,864	$25,585,932	$—	$31,421,796

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

A common stock valued at $430,590 was transferred from Level 1 to Level 2 during the period ended March 31, 2012. At December 31, 2011, this security was valued at the market price in the foreign market in accordance with the Fund’s valuation policies; at March 31, 2012, this security was fair valued pursuant to procedures as approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the security.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at March 31, 2012 (Unaudited)

Commercial Banks	20.1%
Oil, Gas & Consumable Fuels	9.9
Metals & Mining	7.2
Pharmaceuticals	7.2
Machinery	5.4
Food Products	4.9
Wireless Telecommunication Services	3.2
Semiconductors & Semiconductor Equipment	3.2
Chemicals	2.8
Software	2.8
Construction & Engineering	2.3
Insurance	2.2
Textiles, Apparel & Luxury Goods	2.1
Trading Companies & Distributors	2.1
Automobiles	2.1
Other Investments, less than 2% each	20.5
Short-Term Investments	1.3

Total Investments	99.3
Other assets less liabilities	0.7

Net Assets	100.0%

Currency Exposure at March 31, 2012 (Unaudited)

United States Dollar	17.8%
British Pound	16.2
Japanese Yen	15.4
Euro	15.0
Hong Kong Dollar	11.7
Swiss Franc	8.0
South Korean Won	2.8
Australian Dollar	2.8
New Taiwan Dollar	2.4
Other, less than 2% each	7.2

Total Investments	99.3
Other assets less liabilities	0.7

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2012 (Unaudited)

HIS Emerging Markets Fund

Shares	Description	Value (†)
Common Stocks – 97.5% of Net Assets

	Brazil – 17.9%
47,449	Banco Bradesco S.A., Sponsored Preference ADR	$830,358
49,461	Banco do Brasil S.A.	703,121
25,414	Cia de Bebidas das Americas, Preference ADR	1,050,107
35,263	Cia Energetica de Minas Gerais, Sponsored Preference ADR	838,554
11,875	Cia Hering	306,722
70,393	Gafisa S.A., ADR	332,255
36,484	Itau Unibanco Holding S.A., Preference ADR	700,128
35,800	MRV Engenharia e Participacoes S.A.	253,970
25,439	Natura Cosmeticos S.A.	553,249
86,914	OGX Petroleo e Gas Participacoes S.A., Sponsored ADR(b)	732,685
53,875	Petroleo Brasileiro S.A., ADR	1,430,920
29,979	Telefonica Brasil S.A., Preference ADR	918,257
80,984	Vale S.A., Sponsored Preference ADR	1,837,527

		10,487,853

	China – 18.5%
392,000	Belle International Holdings Ltd.	703,459
1,988,580	China Construction Bank Corp., Class H	1,537,382
54,000	China Mobile Ltd.	594,625
374,000	China National Building Material Co. Ltd., Class H	472,063
334,000	China Overseas Land & Investment Ltd.	632,504
159,500	China Shenhua Energy Co. Ltd., Class H	673,623
1,033,200	China State Construction International Holdings Ltd., Class H	958,285
574,000	China ZhengTong Auto Services Holdings Ltd.(b)	570,866
476,000	CNOOC Ltd., Sponsored ADR	974,358
2,148,425	Industrial & Commercial Bank of China Ltd., Class H	1,385,911
91,000	Ping An Insurance (Group) Co. of China Ltd., Class H	689,542
30,700	Tencent Holdings Ltd.	857,765
172,600	Weichai Power Co. Ltd., Class H	804,832

		10,855,215

	Hong Kong – 2.7%
471,800	Chow Tai Fook Jewellery Group Ltd.(b)	746,078
1,058,000	Trinity Ltd.	870,552

		1,616,630

	India – 6.3%
23,949	Housing Development Finance Corp. Ltd.	316,934
23,608	ICICI Bank Ltd., Sponsored ADR	823,211
16,819	Infosys Ltd., Sponsored ADR	959,188
40,191	Larsen & Toubro Ltd.	1,027,516
108,529	Oberoi Realty Ltd.	573,055

		3,699,904

	Indonesia – 3.2%
2,418,500	Adaro Energy Tbk PT	510,970
105,500	Astra International Tbk PT	853,624
697,023	Bank Mandiri Persero Tbk PT	523,081

		1,887,675

Shares	Description	Value (†)
Common Stocks – continued

	Korea – 14.2%
2,147	Hyundai Heavy Industries Co. Ltd.	$610,992
5,993	Hyundai Motor Co.	1,237,544
30,390	KB Financial Group, Inc.	1,114,368
2,789	LG Chem Ltd.	913,087
2,304	Lotte Shopping Co. Ltd.	721,935
2,443	Samsung Electronics Co. Ltd.	2,755,836
16,430	Samsung Heavy Industries Co. Ltd.	549,578
2,031	Shinsegae Co. Ltd.	428,291

		8,331,631

	Malaysia – 2.0%
235,300	CIMB Group Holdings Bhd	590,887
170,900	Genting Bhd	605,031

		1,195,918

	Mexico – 4.5%
33,029	America Movil SAB de CV, Series L, ADR	820,110
138,129	Grupo Financiero Banorte SAB de CV, Class O	614,000
184,775	Grupo Mexico SAB de CV, Series B	583,479
18,748	Wal-Mart de Mexico SAB de CV, Series V, Sponsored ADR	629,370

		2,646,959

	Nigeria – 1.0%
113,523	Guaranty Trust Bank PLC, GDR	582,373

	Peru – 1.2%
5,207	Credicorp Ltd.	686,387

	Russia – 7.9%
24,890	Eurasia Drilling Co. Ltd., GDR	686,217
92,470	Gazprom, Sponsored ADR	1,143,854
17,473	LUKOIL, Sponsored ADR	1,062,358
47,020	MMC Norilsk Nickel, ADR	860,466
274,473	Sberbank	893,105

		4,646,000

	South Africa – 4.4%
10,517	Kumba Iron Ore Ltd.	722,905
34,159	MTN Group Ltd.	602,336
10,357	Naspers Ltd., N Shares	582,700
36,245	Shoprite Holdings Ltd.	649,582

		2,557,523

	Taiwan – 8.5%
1,018,289	Chinatrust Financial Holding Co. Ltd.	642,666
212,140	Formosa Plastics Corp.	626,278
199,951	Hon Hai Precision Industry Co. Ltd.	778,442
37,450	HTC Corp.	764,716
752,886	Taiwan Semiconductor Manufacturing Co. Ltd.	2,164,529

		4,976,631

	Thailand – 1.8%
166,081	Bangkok Bank PLC	1,045,137

Shares	Description	Value (†)
Common Stocks – continued

	Turkey – 1.5%
97,824	KOC Holding AS	$397,646
128,264	Turkiye Garanti Bankasi A/S	508,418

		906,064

	United Kingdom – 1.9%
53,267	Eurasian Natural Resources Corp. PLC	505,969
101,207	Evraz PLC(b)	598,149

		1,104,118

	Total Common Stocks (Identified Cost $53,167,811)	57,226,018

Preferred Stocks – 1.0%

	Brazil – 1.0%
52,026	Banco do Estado do Rio Grande do Sul, Class B (Identified Cost $598,788)	561,457

Principal Amount
Short-Term Investments – 1.4%
$803,096	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/30/2012 at 0.000% to be repurchased at $803,096 on 4/02/2012 collateralized by $680,000 Federal Home Loan Mortgage Corp., 4.875% due 6/13/2018 valued at $822,800 including accrued interest(c) (Identified Cost $803,096)	803,096

	Total Investments – 99.9% (Identified Cost $54,569,695)(a)	58,590,571
	Other assets less liabilities – 0.1%	78,156

	Net Assets – 100.0%	$58,668,727

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid quotations may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. At March 31, 2012, approximately 60% of the market value of investments was fair valued pursuant to procedures approved by the Board of Trustees.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2012, the net unrealized appreciation on investments based on a cost of $54,569,695 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$8,144,557
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(4,123,681)

Net unrealized appreciation	$4,020,876

At December 31, 2011, the Fund had a short-term capital loss carryforward of $3,760,966 which expires on December 31, 2017. At December 31, 2011, late year ordinary and post-October capital loss deferrals were $1,257,358. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

ADR/GDR	An American Depositary Receipt or Global Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2012, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
China	$—	$10,855,215	$—	$10,855,215
Hong Kong	746,078	870,552	—	1,616,630
India	2,355,454	1,344,450	—	3,699,904
Indonesia	—	1,887,675	—	1,887,675
Korea	—	8,331,631	—	8,331,631
Malaysia	—	1,195,918	—	1,195,918
Russia	3,752,895	893,105	—	4,646,000
South Africa	—	2,557,523	—	2,557,523
Taiwan	—	4,976,631	—	4,976,631
Thailand	—	1,045,137	—	1,045,137
Turkey	—	906,064	—	906,064
United Kingdom	598,149	505,969	—	1,104,118
All Other Common Stocks*	14,403,572	—	—	14,403,572

Total Common Stocks	21,856,148	35,369,870	—	57,226,018

Preferred Stocks*	561,457	—	—	561,457
Short-Term Investments	—	803,096	—	803,096

Total	$22,417,605	$36,172,966	$—	$58,590,571

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

A common stock valued at $596,177 was transferred from Level 1 to Level 2 during the period ended March 31, 2012. At December 31, 2011, this security was valued at the market price in the foreign market in accordance with the Fund’s valuation policies; at March 31, 2012, this security was fair valued pursuant to procedure approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the security.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at March 31, 2012 (Unaudited)

Commercial Banks	23.4%
Oil, Gas & Consumable Fuels	11.0
Metals & Mining	8.8
Semiconductors & Semiconductor Equipment	8.4
Specialty Retail	3.9
Automobiles	3.5
Wireless Telecommunication Services	3.4
Construction & Engineering	3.4
Machinery	3.4
Chemicals	2.7
Food & Staples Retailing	2.2
Real Estate Management & Development	2.1
Other Investments, less than 2% each	22.3
Short-Term Investments	1.4

Total Investments	99.9
Other assets less liabilities	0.1

Net Assets	100.0%

Currency Exposure at March 31, 2012 (Unaudited)

United States Dollar	31.8%
Hong Kong Dollar	21.2
South Korean Won	14.2
New Taiwan Dollar	8.5
South African Rand	4.4
Brazilian Real	4.1
Indian Rupee	3.3
Indonesian Rupiah	3.2
Mexican Peso	2.0
Malaysian Ringgit	2.0
Other, less than 2% each	5.2

Total Investments	99.9
Other assets less liabilities	0.1

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2012 (Unaudited)

HIS International Growth Fund

Shares	Description	Value (†)
Common Stocks – 98.6% of Net Assets

	Australia – 5.6%
196,561	BHP Billiton Ltd.	$7,085,950
207,081	Newcrest Mining Ltd.	6,369,125
284,473	Woodside Petroleum Ltd.	10,280,884
357,626	WorleyParsons Ltd.	10,595,667

		34,331,626

	Belgium – 1.9%
157,395	Anheuser-Busch InBev NV	11,462,882

	Brazil – 2.4%
274,246	Cia Energetica de Minas Gerais, Sponsored Preference ADR	6,521,570
432,528	Itau Unibanco Holding S.A., Preference ADR	8,300,212

		14,821,782

	Canada – 6.2%
169,790	Bank of Nova Scotia	9,512,121
408,856	Cameco Corp.	8,786,316
694,405	Manulife Financial Corp.	9,405,395
312,823	Suncor Energy, Inc.	10,229,312

		37,933,144

	Chile – 1.0%
103,624	Sociedad Quimica y Minera de Chile S.A., Sponsored ADR	6,079,620

	China – 11.4%
7,670,000	Agile Property Holdings Ltd.	8,849,556
12,664,000	China Longyuan Power Group Corp., Class H	10,551,253
5,188,000	China Resources Land Ltd.	8,915,576
3,970,000	China Unicom Hong Kong Ltd.	6,650,129
13,586,000	Industrial & Commercial Bank of China Ltd., Class H	8,764,087
283,612	New Oriental Education & Technology Group, Inc., Sponsored ADR(b)	7,787,985
1,054,500	Ping An Insurance (Group) Co. of China Ltd., Class H	7,990,348
374,800	Tencent Holdings Ltd.	10,471,999

		69,980,933

	Denmark – 1.2%
52,904	Novo Nordisk A/S, Class B	7,346,230

	France – 2.5%
470,524	AXA S.A.	7,808,297
105,590	Danone S.A.	7,365,497

		15,173,794

	Germany – 7.2%
139,673	Adidas AG(b)	10,914,142
408,595	Aixtron SE AG	7,062,504
110,383	Bayer AG, (Registered)	7,763,108
69,589	Bayerische Motoren Werke AG	6,259,974
94,255	Deutsche Boerse AG	6,346,494

Shares	Description	Value (†)
Common Stocks – continued

	Germany – continued
68,488	Wacker Chemie AG	$6,037,488

		44,383,710

	Hong Kong – 1.1%
2,816,150	Li & Fung Ltd.	6,444,926

	India – 1.5%
272,212	HDFC Bank Ltd., ADR	9,282,429

	Israel – 2.5%
209,008	NICE Systems Ltd., Sponsored ADR(b)	8,214,014
163,927	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	7,386,551

		15,600,565

	Italy – 3.8%
1,472,100	Prada SpA(b)	9,582,070
262,967	Saipem SpA	13,586,294

		23,168,364

	Japan – 12.2%
166,800	Canon, Inc.	7,979,056
261,500	Dena Co. Ltd.	7,243,167
37,600	FANUC Corp.	6,734,730
392,100	Komatsu Ltd.	11,274,625
9,041	Rakuten, Inc.	9,476,800
38,000	SMC Corp.	6,081,165
162,100	Terumo Corp.	7,789,490
410,000	Toyota Motor Corp.	17,839,951

		74,418,984

	Korea – 3.2%
35,075	Hyundai Mobis	8,902,655
19,183	Samsung Electronics Co. Ltd., GDR, 144A	10,847,987

		19,750,642

	Mexico – 1.5%
265,522	Wal-Mart de Mexico SAB de CV, Series V, Sponsored ADR	8,913,574

	Norway – 2.0%
644,306	Telenor ASA	11,961,026

	Spain – 1.4%
413,393	Grifols S.A.(b)	8,822,788

	Sweden – 1.5%
79,498	Millicom International Cellular S.A.	9,014,929

	Switzerland – 7.7%
447,993	ABB Ltd., (Registered)(b)	9,168,434
130,093	Adecco S.A., (Registered)(b)	6,813,763
117,153	Cie Financiere Richemont S.A., Class A	7,343,190
217,372	Credit Suisse Group AG, (Registered)(b)	6,195,465
153,930	Holcim Ltd., (Registered)(b)	10,019,346

Shares	Description	Value (†)
Common Stocks – continued

	Switzerland – continued
44,387	Roche Holding AG	$7,724,684

		47,264,882

	Taiwan – 3.5%
810,000	Hiwin Technologies Corp.	9,160,392
3,155,500	Hon Hai Precision Industry Co. Ltd.	12,284,876

		21,445,268

	United Kingdom – 17.3%
1,946,935	Aberdeen Asset Management PLC, 144A	8,004,427
248,288	Anglo American PLC	9,306,695
686,938	ARM Holdings PLC	6,480,911
506,025	BG Group PLC	11,733,033
274,450	Diageo PLC	6,607,612
204,935	HSBC Holdings PLC, Sponsored ADR	9,097,065
863,619	Prudential PLC	10,348,243
926,684	Rolls-Royce Holdings PLC(b)	12,038,514
287,619	Standard Chartered PLC	7,182,322
1,286,693	Tesco PLC	6,791,192
574,958	Vedanta Resources PLC	11,314,437
402,157	Xstrata PLC	6,889,693

		105,794,144

	Total Common Stocks (Identified Cost $556,539,743)	603,396,242

Principal Amount
Short-Term Investments – 1.1%
$6,531,170	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/30/2012 at 0.000% to be repurchased at $6,531,170 on 4/02/2012 collateralized by $5,510,000 Federal Home Loan Mortgage Corp., 4.875% due 6/13/2018 valued at $6,667,100 including accrued interest(c) (Identified Cost $6,531,170)	6,531,170

	Total Investments – 99.7% (Identified Cost $563,070,913)(a)	609,927,412
	Other assets less liabilities – 0.3%	1,999,611

	Net Assets – 100.0%	$611,927,023

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid quotations may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service. Investments in other open-end investment companies are valued at their net asset value each day. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. At March 31, 2012, approximately 79% of the market value of investments was fair valued pursuant to procedures approved by the Board of Trustees.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2012, the net unrealized appreciation on investments based on a cost of $563,077,326 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$72,416,828
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(25,566,742)

Net unrealized appreciation	$46,850,086

At December 31, 2011, the Fund had a short-term capital loss carryforward of $223,773,357 of which $13,515,608 expires on December 31, 2016 and $210,257,749 expires on December 31, 2017. At December 31, 2011, late year ordinary and post-October capital loss deferrals were $13,448,295. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the value of Rule 144A holdings amounted to $5,187,734 or 0.8% of net assets.
ADR	An American Depositary Receipt or Global Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2012, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$34,331,626	$—	$34,331,626
Belgium	—	11,462,882	—	11,462,882
China	7,787,985	62,192,948	—	69,980,933
Denmark	—	7,346,230	—	7,346,230
France	—	15,173,794	—	15,173,794
Germany	—	44,383,710	—	44,383,710
Hong Kong	—	6,444,926	—	6,444,926
Italy	—	23,168,364	—	23,168,364
Japan	—	74,418,984	—	74,418,984
Korea	10,847,987	8,902,655	—	19,750,642
Norway	—	11,961,026	—	11,961,026
Spain	—	8,822,788	—	8,822,788
Sweden	—	9,014,929	—	9,014,929
Switzerland	—	47,264,882	—	47,264,882
Taiwan	—	21,445,268	—	21,445,268
United Kingdom	9,097,065	96,697,079	—	105,794,144
All Other Common Stocks*	92,631,114	—	—	92,631,114

Total Common Stocks	120,364,151	483,032,091	—	603,396,242

Short-Term Investments	—	6,531,170	—	6,531,170

Total	$120,364,151	$489,563,261	$—	$609,927,412

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended March 31, 2012, there were no transfers between Levels 1, 2 and 3.

Industry Summary at March 31, 2012 (Unaudited)

Commercial Banks	8.5%
Oil, Gas & Consumable Fuels	6.7
Metals & Mining	6.6
Insurance	5.8
Machinery	5.4
Pharmaceuticals	5.0
Textiles, Apparel & Luxury Goods	4.6
Semiconductors & Semiconductor Equipment	4.0
Energy Equipment & Services	3.9
Automobiles	3.9
Diversified Telecommunication Services	3.1
Beverages	3.0
Real Estate Management & Development	2.9
Internet Software & Services	2.9
Food & Staples Retailing	2.6
Capital Markets	2.3
Electronic Equipment, Instruments & Components	2.0
Chemicals	2.0
Aerospace & Defense	2.0
Other Investments, less than 2% each	21.4
Short-Term Investments	1.1

Total Investments	99.7
Other assets less liabilities	0.3

Net Assets	100.0%

Currency Exposure at March 31, 2012 (Unaudited)

United States Dollar	17.7%
British Pound	15.8
Euro	15.2
Hong Kong Dollar	12.8
Japanese Yen	12.2
Swiss Franc	7.7
Australian Dollar	5.6
New Taiwan Dollar	3.5
Canadian Dollar	3.1
Norwegian Krone	2.0
Other, less than 2% each	4.1

Total Investments	99.7
Other assets less liabilities	0.3

Net Assets	100.0%

ITEM 2. CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hansberger International Series

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	May 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	May 18, 2012

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	May 18, 2012